Income Taxes - Narrative (Details) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Expense (Benefit) [Line Items]
Income tax expense			$ 0
Social Finance, Inc.
Income Tax Expense (Benefit) [Line Items]
Income tax expense	$ 1,099,000	$ 57,000		$ (104,468,000)	$ 98,000	$ (958,000)